As filed with the Securities and Exchange Commission on July 30, 2020

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 276	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 278	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Direxion Advisors, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 3, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  262 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on March 10, 2020, and pursuant to Rule 485(a)(1) would become effective on May 9, 2020.

Post-Effective Amendment No. 267 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 6, 2020 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 270 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 5, 2020 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 274 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 4, 2020 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 276 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 3, 2020 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No.  276 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 276 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 276 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on July 30, 2020.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 276 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chairman of the Board	July 30, 2020

/s/ Gerald E. Shanley III* Gerald E. Shanley III	Trustee	July 30, 2020

/s/ Jacob C. Gaffey* Jacob C. Gaffey	Trustee	July 30, 2020

/s/ David L. Driscoll* David L. Driscoll	Trustee	July 30, 2020

/s/ Henry W. Mulholland* Henry W. Mulholland	Trustee	July 30, 2020

/s/ Kathleen M. Berkery* Kathleen M. Berkery	Trustee	July 30, 2020

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Executive Officer and Principal Financial Officer	July 30, 2020

*By:	/s/ Angela Brickl

Attorney-In-Fact pursuant to the Powers of Attorney filed with Post-Effective Amendment Nos. 243 and 253 to the Trust’s Registration Statement filed with the SEC on June 10, 2019 and December 27, 2019, respectively.